Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited)

September 30, 2021

	Shares/ Principal	Fair Value
Common Stocks - 61.4%
Aerospace & Defense - 1.3%
Boeing Co. (The) *	6,871	$1,511,208
General Dynamics Corp.	6,343	1,243,418
Lockheed Martin Corp.	2,561	883,801
Raytheon Technologies Corp.	32,796	2,819,144
		6,457,571
Air Freight & Logistics - 0.2%
FedEx Corp.	5,380	1,179,780

Airlines - 0.1%
JetBlue Airways Corp. *	39,034	596,830

Automobiles - 0.8%
Tesla, Inc. *	5,014	3,888,257

Banks - 0.9%
PNC Financial Services Group, Inc. (The)	20,866	4,082,224

Beverages - 0.9%
Constellation Brands, Inc., Class A	11,265	2,373,423
Monster Beverage Corp. *	21,215	1,884,528
		4,257,951
Biotechnology - 1.2%
Alnylam Pharmaceuticals, Inc. *	818	154,447
ALX Oncology Holdings, Inc. *	940	69,428
Amicus Therapeutics, Inc. *	10,609	101,316
Apellis Pharmaceuticals, Inc. *	1,095	36,091
Arena Pharmaceuticals, Inc. *	1,543	91,886
Ascendis Pharma A/S, ADR *	1,105	176,126
BioAtla, Inc. *	1,239	36,476
Biogen, Inc. *	1,938	548,435
Blueprint Medicines Corp. *	1,022	105,072
Celldex Therapeutics, Inc. *	2,189	118,184
Exact Sciences Corp. *	6,499	620,329
Immunocore Holdings PLC, ADR *	1,475	54,678
Kodiak Sciences, Inc. *	1,084	104,042
Kymera Therapeutics, Inc. *	1,410	82,823
Mirati Therapeutics, Inc. *	862	152,496
Myovant Sciences Ltd. *	27,620	619,793
RAPT Therapeutics, Inc. *	2,277	70,701
Regeneron Pharmaceuticals, Inc. *	1,167	706,245
REVOLUTION Medicines, Inc. *	2,323	63,906
Rocket Pharmaceuticals, Inc. *	2,212	66,117
Seagen, Inc. *	2,387	405,313
Turning Point Therapeutics, Inc. *	1,310	87,023
Veracyte, Inc. *	8,400	390,180
Vertex Pharmaceuticals, Inc. *	3,425	621,261
Verve Therapeutics, Inc. *	1,998	93,906
		5,576,274
Building Products - 0.6%
Johnson Controls International PLC	26,138	1,779,475
Trane Technologies PLC	5,155	890,011

	Shares/ Principal	Fair Value

Building Products (continued)
Zurn Water Solutions Corp. *	5,332	$342,794
		3,012,280
Capital Markets - 2.9%
Ares Management Corp., Class A	30,489	2,251,003
Charles Schwab Corp. (The)	74,876	5,453,968
Hamilton Lane, Inc., Class A	7,211	611,637
Morgan Stanley	39,306	3,824,867
S&P Global, Inc.	3,085	1,310,785
StepStone Group, Inc., Class A	5,773	246,161
		13,698,421
Chemicals - 1.5%
Cabot Corp.	16,392	821,567
Celanese Corp.	8,066	1,215,062
FMC Corp.	11,304	1,034,994
Ingevity Corp. *	6,213	443,422
Linde PLC	7,001	2,053,953
Livent Corp. *	13,687	316,307
PPG Industries, Inc.	9,816	1,403,786
		7,289,091
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	9,161	1,368,287

Construction & Engineering - 0.1%
Dycom Industries, Inc. *	3,835	273,205

Consumer Finance - 0.8%
American Express Co.	19,650	3,291,964
OneMain Holdings, Inc.	14,002	774,731
		4,066,695
Containers & Packaging - 0.1%
Ball Corp.	5,338	480,260

Diversified Consumer Services - 0.1%
Houghton Mifflin Harcourt Co. *	38,154	512,408

Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	56,326	1,669,503
Voya Financial, Inc.	5,864	359,991
		2,029,494
Electric Utilities - 1.7%
Duke Energy Corp.	25,658	2,503,964
Edison International	27,967	1,551,330
Exelon Corp.	42,559	2,057,302
FirstEnergy Corp.	53,114	1,891,921
		8,004,517
Energy Equipment & Services - 0.2%
Schlumberger NV	26,439	783,652

Entertainment - 0.9%
Electronic Arts, Inc.	13,833	1,967,744
Netflix, Inc. *	2,095	1,278,662
ROBLOX Corp., Class A *	12,370	934,554
		4,180,960

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Equity Real Estate Investment - 1.1%
American Tower Corp.	5,111	$1,356,510
Rexford Industrial Realty, Inc.	21,061	1,195,212
Ryman Hospitality Properties, Inc. *	16,874	1,412,354
Welltower, Inc.	18,385	1,514,924
		5,479,000
Food & Staples Retailing - 1.3%
Performance Food Group Co. *	82,035	3,811,346
Sysco Corp.	28,548	2,241,018
		6,052,364
Food Products - 0.9%
Mondelez International, Inc., Class A	62,682	3,646,839
Utz Brands, Inc.	29,950	513,043
		4,159,882
Health Care Equipment & Supplies - 3.0%
Align Technology, Inc. *	1,524	1,014,115
Baxter International, Inc.	14,709	1,183,045
Becton Dickinson and Co.	5,917	1,454,517
Boston Scientific Corp. *	46,113	2,000,843
Danaher Corp.	8,911	2,712,865
Edwards Lifesciences Corp. *	15,168	1,717,169
Inari Medical, Inc. *	4,242	344,026
Insulet Corp. *	2,390	679,310
Stryker Corp.	7,659	2,019,831
Teleflex, Inc.	3,763	1,416,958
		14,542,679
Health Care Providers & Services - 1.8%
agilon health, Inc. *	26,286	688,956
Anthem, Inc.	4,692	1,749,178
Centene Corp. *	21,242	1,323,589
HCA Healthcare, Inc.	3,041	738,111
Humana, Inc.	3,697	1,438,688
Laboratory Corp. of America Holdings *	2,027	570,479
McKesson Corp.	2,346	467,745
UnitedHealth Group, Inc.	4,780	1,867,737
		8,844,483
Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A *	13,042	2,187,795
Chipotle Mexican Grill, Inc. *	615	1,117,775
Hyatt Hotels Corp., Class A *	13,225	1,019,648
Penn National Gaming, Inc. *	4,053	293,680
Starbucks Corp.	31,341	3,457,226
		8,076,124
Household Durables - 0.1%
DR Horton, Inc.	6,126	514,400

Industrial Conglomerates - 0.1%
General Electric Co.	2,748	283,126

Insurance - 1.8%
American Financial Group, Inc./OH	5,565	700,244
American International Group, Inc.	28,767	1,579,021
Assurant, Inc.	3,054	481,768

	Shares/ Principal	Fair Value

Insurance (continued)
Assured Guaranty Ltd.	13,795	$645,744
Chubb Ltd.	10,435	1,810,264
Hartford Financial Services Group, Inc. (The)	12,775	897,444
Marsh & McLennan Cos., Inc.	8,656	1,310,778
Oscar Health, Inc., Class A *	21,187	368,442
Trupanion, Inc. *	9,066	704,156
		8,497,861
Interactive Media & Services - 5.4%
Alphabet, Inc., Class A *	5,563	14,872,792
Cargurus, Inc. *	12,556	394,384
Facebook, Inc., Class A *	22,054	7,484,907
Match Group, Inc. *	9,412	1,477,590
Snap, Inc., Class A *	18,986	1,402,496
		25,632,169
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. *	3,596	11,813,004

IT Services - 2.4%
FleetCor Technologies, Inc. *	2,836	740,962
Genpact Ltd.	19,714	936,612
Global Payments, Inc.	19,552	3,081,004
GoDaddy, Inc., Class A *	17,112	1,192,707
PayPal Holdings, Inc. *	9,406	2,447,535
Shopify, Inc., Class A *	625	847,363
Snowflake, Inc., Class A *	526	159,078
Visa, Inc., Class A	8,993	2,003,191
WEX, Inc. *	1,217	214,362
		11,622,814
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	8,268	1,302,458
ICON PLC *	1,390	364,208
NanoString Technologies, Inc. *	6,200	297,662
Syneos Health, Inc. *	7,823	684,356
		2,648,684
Machinery - 1.2%
Fortive Corp.	25,524	1,801,229
Ingersoll Rand, Inc. *	39,369	1,984,591
Kennametal, Inc.	8,155	279,146
Parker-Hannifin Corp.	825	230,686
Westinghouse Air Brake Technologies Corp.	19,534	1,684,026
		5,979,678
Media - 2.1%
Charter Communications, Inc., Class A *	5,979	4,350,081
DISH Network Corp., Class A *	26,162	1,137,001
New York Times Co. (The), Class A	14,312	705,152
Omnicom Group, Inc.	51,110	3,703,431
		9,895,665
Oil, Gas & Consumable Fuels - 2.0%
ConocoPhillips	28,688	1,944,186

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	13,355	$825,473
Pioneer Natural Resources Co.	4,218	702,339
Royal Dutch Shell PLC, Class A, ADR	52,971	2,360,917
Royal Dutch Shell PLC, Class B, ADR	87,587	3,877,477
		9,710,392
Personal Products - 0.3%
Estee Lauder Cos, Inc. (The), Class A	4,897	1,468,757

Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. *	4,632	83,376
AstraZeneca PLC, ADR	34,703	2,084,262
Bristol-Myers Squibb Co.	40,106	2,373,072
Elanco Animal Health, Inc. *	22,621	721,384
Eli Lilly and Co.	14,206	3,282,296
Novartis AG, ADR	10,209	834,892
Pfizer, Inc.	88,257	3,795,934
Zoetis, Inc.	3,621	702,981
		13,878,197
Professional Services - 1.0%
Equifax, Inc.	1,034	262,036
IHS Markit Ltd.	25,677	2,994,452
TransUnion	1,243	139,601
TriNet Group, Inc. *	13,219	1,250,253
		4,646,342
Road & Rail - 0.4%
JB Hunt Transport Services, Inc.	3,252	543,800
Knight-Swift Transportation Holdings, Inc.	12,115	619,682
Uber Technologies, Inc. *	16,486	738,573
		1,902,055
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Micro Devices, Inc. *	30,802	3,169,526
KLA Corp.	3,937	1,316,966
Lattice Semiconductor Corp. *	12,758	824,805
Marvell Technology, Inc.	36,943	2,228,032
Micron Technology, Inc.	26,670	1,893,036
NVIDIA Corp.	3,732	773,121
Skyworks Solutions, Inc.	5,327	877,783
Teradyne, Inc.	8,065	880,456
Texas Instruments, Inc.	14,575	2,801,461
		14,765,186
Software - 6.1%
Adobe, Inc. *	2,705	1,557,323
Autodesk, Inc. *	750	213,877
Avalara, Inc. *	1,701	297,284
Ceridian HCM Holding, Inc. *	3,982	448,453
Guidewire Software, Inc. *	4,691	557,619
Microsoft Corp.	66,266	18,681,711
Q2 Holdings, Inc. *	6,276	502,959
Rapid7, Inc. *	2,397	270,909

	Shares/ Principal	Fair Value

Software (continued)
salesforce.com, Inc. *	12,162	$3,298,578
SentinelOne, Inc., Class A *	3,829	205,119
ServiceNow, Inc. *	2,113	1,314,856
UiPath, Inc., Class A *	4,365	229,643
Varonis Systems, Inc. *	6,481	394,369
Workday, Inc., Class A *	4,370	1,092,019
		29,064,719
Specialty Retail - 1.4%
Five Below, Inc. *	3,019	533,790
Ross Stores, Inc.	12,858	1,399,593
TJX Cos., Inc. (The)	32,705	2,157,876
Ulta Beauty, Inc. *	5,485	1,979,646
Victoria's Secret & Co. *	7,674	424,065
		6,494,970
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	74,392	10,526,468

Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp. *	5,702	586,109
Tapestry, Inc.	18,602	688,646
		1,274,755
Tobacco - 0.4%
Philip Morris International, Inc.	19,809	1,877,695

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	12,379	1,581,541

Total Common Stocks (Cost - $185,252,001)		292,971,167
Corporate Bonds and Notes - 11.9%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc., 3.85%, 12/15/25(a)	$100,000	109,046
Boeing Co. (The)
1.43%, 2/4/24	265,000	265,424
2.20%, 2/4/26	325,000	327,824
3.25%, 3/1/28	214,000	223,804
3.45%, 11/1/28	85,000	90,217
3.60%, 5/1/34	20,000	20,877
Lockheed Martin Corp., 4.85%, 9/15/41	50,000	63,669
Raytheon Technologies Corp., 3.95%, 8/16/25	150,000	165,142
		1,266,003
Agriculture - 0.3%
BAT Capital Corp., 3.56%, 8/15/27	895,000	963,819
Imperial Brands Finance PLC, 3.75%, 7/21/22(a)	475,000	484,326
		1,448,145

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Airlines - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	$78,893	$81,985
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	25,484	26,071
		108,056
Auto Manufacturers - 0.3%
General Motors Financial Co., Inc., 3.70%, 5/9/23	600,000	625,969
Hyundai Capital America, 0.80%, 4/3/23(a)	375,000	375,131
Nissan Motor Acceptance Corp., 2.00%, 3/9/26(a)	60,000	60,130
Volkswagen Group of America Finance LLC, 3.35%, 5/13/25(a)	225,000	240,452
		1,301,682
Banks - 4.1%
Banco Santander SA, 3.13%, 2/23/23	200,000	207,110
Bank of America Corp.
4.20%, 8/26/24	160,000	174,988
1.73%, (SOFR + 0.96%), 7/22/27(b)	435,000	436,732
3.42%, (3 Month US Libor + 1.04%), 12/20/28(b)	11,000	11,916
3.97%, (3 Month US Libor + 1.21%), 2/7/30(b)	225,000	251,668
3.19%, (3 Month US Libor + 1.18%), 7/23/30(b)	180,000	191,345
2.65%, (SOFR + 1.22%), 3/11/32(b)	290,000	294,972
2.30%, (SOFR + 1.22%), 7/21/32(b)	355,000	349,701
2.48%, (US 5 Year CMT T-Note + 1.20%), 9/21/36(b)	600,000	587,413
3.31%, (SOFR + 1.58%), 4/22/42(b)	25,000	26,246
Bank of New York Mellon Corp. (The), 1.18%, (3 Month US Libor + 1.05%), 10/30/23(b)	380,000	383,880
Barclays PLC
3.93%, (3 Month US Libor + 1.61%), 5/7/25(b)	355,000	380,932
2.67%, (US 1 Year CMT T-Note + 1.20%), 3/10/32(b)	240,000	240,631
BNP Paribas SA
3.38%, 1/9/25(a)	200,000	213,263
2.82%, (3 Month US Libor + 1.11%), 11/19/25(a),(b)	200,000	209,606
2.16%, (SOFR + 1.22%), 9/15/29(a),(b)	250,000	248,103
BPCE SA
5.70%, 10/22/23(a)	275,000	301,483
5.15%, 7/21/24(a)	600,000	662,897
Citigroup, Inc.
4.05%, 7/30/22	50,000	51,517

	Shares/ Principal	Fair Value

Banks (continued)
3.50%, 5/15/23	$300,000	$314,258
3.30%, 4/27/25	70,000	75,423
5.50%, 9/13/25	55,000	63,448
3.67%, (3 Month US Libor + 1.39%), 7/24/28(b)	100,000	109,863
Commonwealth Bank of Australia, 2.69%, 3/11/31(a)	405,000	403,265
Cooperatieve Rabobank UA, 1.11%, (US 1 Year CMT T-Note + 0.55%), 2/24/27(a),(b)	250,000	246,308
Credit Agricole SA
3.75%, 4/24/23(a)	250,000	262,932
3.25%, 10/4/24(a)	250,000	266,777
4.38%, 3/17/25(a)	200,000	217,990
Credit Suisse Group AG
3.57%, 1/9/23(a)	285,000	287,334
1.35%, (3 Month US Libor + 1.24%), 6/12/24(a),(b)	260,000	263,991
3.09%, (SOFR + 1.73%), 5/14/32(a),(b)	745,000	761,292
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	395,000	407,924
Danske Bank A/S
5.00%, 1/12/22(a)	200,000	202,407
3.88%, 9/12/23(a)	200,000	211,576
5.38%, 1/12/24(a)	200,000	219,475
1.62%, (US 1 Year CMT T-Note + 1.35%), 9/11/26(a),(b)	435,000	434,887
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	100,000	100,108
Goldman Sachs Group, Inc. (The)
3.50%, 1/23/25	200,000	214,165
3.27%, (3 Month US Libor + 1.20%), 9/29/25(b)	460,000	491,127
1.43%, (SOFR + 0.80%), 3/9/27(b)	495,000	493,474
2.62%, (SOFR + 1.28%), 4/22/32(b)	550,000	555,621
6.75%, 10/1/37	50,000	71,437
3.21%, (SOFR + 1.51%), 4/22/42(b)	30,000	30,956
HSBC Holdings PLC
3.60%, 5/25/23	200,000	210,244
1.59%, (SOFR + 1.29%), 5/24/27(b)	495,000	491,450
2.21%, (SOFR + 1.29%), 8/17/29(b)	425,000	421,158
2.80%, (SOFR + 1.19%), 5/24/32(b)	450,000	455,721
JPMorgan Chase & Co.
2.95%, 10/1/26	400,000	428,659
2.07%, (SOFR + 1.02%), 6/1/29(b)	10,000	10,014
2.58%, (SOFR + 1.25%), 4/22/32(b)	325,000	329,221
Morgan Stanley
4.35%, 9/8/26	455,000	513,498
1.93%, (SOFR + 1.02%), 4/28/32(b)	210,000	201,156

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Banks (continued)
2.48%, (SOFR + 1.36%), 9/16/36(b)	$595,000	$581,888
National Australia Bank Ltd.
2.33%, 8/21/30(a)	895,000	864,241
2.99%, 5/21/31(a)	265,000	267,860
NBK SPC Ltd., 2.75%, 5/30/22(a)	900,000	910,647
PNC Financial Services Group, Inc. (The), 3.90%, 4/29/24	50,000	53,942
Santander Holdings USA, Inc.
3.70%, 3/28/22	465,000	470,961
3.40%, 1/18/23	75,000	77,557
Standard Chartered PLC, 0.99%, (US 1 Year CMT T-Note + 0.78%), 1/12/25(a),(b)	260,000	259,095
UBS Group AG, 1.49%, (US 1 Year CMT T-Note + 0.85%), 8/10/27(a),(b)	385,000	380,451
UniCredit SpA
1.98%, (US 1 Year CMT T-Note + 1.20%), 6/3/27(a),(b)	250,000	249,258
3.13%, (US 1 Year CMT T-Note + 1.55%), 6/3/32(a),(b)	200,000	202,419
Wells Fargo & Co., 3.00%, 2/19/25	150,000	159,156
		19,469,037
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 4/13/28	315,000	355,648
4.38%, 4/15/38	60,000	69,913
3.75%, 7/15/42	55,000	59,183
		484,744
Biotechnology - 0.1%
Gilead Sciences, Inc., 2.80%, 10/1/50	310,000	292,493
Royalty Pharma PLC
3.30%, 9/2/40	105,000	104,447
3.55%, 9/2/50	125,000	122,492
		519,432
Commercial Services - 0.2%
Ashtead Capital, Inc., 2.45%, 8/12/31(a)	400,000	392,741
ERAC USA Finance LLC, 3.30%, 10/15/22(a)	500,000	514,591
		907,332
Computers - 0.0%†
Apple, Inc., 3.25%, 2/23/26	105,000	114,177

Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.63%, 10/15/27	410,000	456,833
3.88%, 1/23/28	638,000	684,454
Avolon Holdings Funding Ltd.
2.13%, 2/21/26(a)	269,000	266,098
4.38%, 5/1/26(a)	211,000	227,692
2.53%, 11/18/27(a)	333,000	327,325

	Shares/ Principal	Fair Value

Diversified Financial Services (continued)
Capital One Financial Corp., 4.20%, 10/29/25	$105,000	$116,260
Intercontinental Exchange, Inc., 1.85%, 9/15/32	465,000	438,716
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(a)	217,000	236,773
		2,754,151
Electric - 1.0%
Alabama Power Co., 1.45%, 9/15/30	30,000	28,440
Appalachian Power Co., 3.40%, 6/1/25	200,000	213,902
CenterPoint Energy Houston Electric LLC, 3.35%, 4/1/51	10,000	10,859
Cleco Corporate Holdings LLC
3.74%, 5/1/26	345,000	375,802
3.38%, 9/15/29	140,000	143,276
Dominion Energy South Carolina, Inc., 6.63%, 2/1/32	80,000	109,784
Duke Energy Corp.
3.75%, 4/15/24	225,000	240,046
2.65%, 9/1/26	70,000	73,812
Georgia Power Co., 4.75%, 9/1/40	65,000	78,742
ITC Holdings Corp., 2.95%, 5/14/30(a)	355,000	372,173
Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(a)	400,000	447,752
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	295,000	294,927
Niagara Mohawk Power Corp., 1.96%, 6/27/30(a)	335,000	324,959
Oglethorpe Power Corp.
6.19%, 1/1/31(a)	100,000	124,030
5.25%, 9/1/50	155,000	194,513
Pennsylvania Electric Co., 3.60%, 6/1/29(a)	57,000	61,182
San Diego Gas & Electric Co., 1.70%, 10/1/30	685,000	658,886
SCE Recovery Funding LLC
0.86%, 11/15/31	120,000	116,113
1.94%, 5/15/38	50,000	47,790
2.51%, 11/15/43	30,000	28,438
Southern California Edison Co.
3.70%, 8/1/25	45,000	48,894
4.65%, 10/1/43	20,000	23,032
4.00%, 4/1/47	50,000	53,500
Southern Co. (The)
2.95%, 7/1/23	290,000	301,037
3.75%, (US 5 Year CMT T-Note + 2.92%), 9/15/51(b)	635,000	647,827
		5,019,716

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Food - 0.2%
Conagra Brands, Inc.
4.60%, 11/1/25	$100,000	$112,369
1.38%, 11/1/27	210,000	204,413
Kroger Co. (The), 2.95%, 11/1/21	375,000	375,747
Sigma Alimentos SA de CV, 4.13%, 5/2/26(a)	240,000	262,087
		954,616
Gas - 0.1%
Boston Gas Co., 3.15%, 8/1/27(a)	60,000	63,845
CenterPoint Energy Resources Corp., 0.62%, (3 Month US Libor + 0.50%), 3/2/23(b)	10,000	10,002
Eastern Energy Gas Holdings LLC, 3.60%, 12/15/24	84,000	90,269
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	275,000	286,034
		450,150
Healthcare-Products - 0.2%
Alcon Finance Corp., 3.00%, 9/23/29(a)	500,000	527,641
Boston Scientific Corp.
3.38%, 5/15/22	163,000	166,067
2.65%, 6/1/30	30,000	30,927
Thermo Fisher Scientific, Inc., 1.75%, 10/15/28	130,000	129,531
		854,166
Healthcare-Services - 0.5%
Aetna, Inc., 2.80%, 6/15/23	210,000	217,395
Anthem, Inc., 3.50%, 8/15/24	75,000	80,270
Bon Secours Mercy Health, Inc., 2.10%, 6/1/31	135,000	134,153
Children's Hospital/DC, 2.93%, 7/15/50	140,000	137,733
CommonSpirit Health
4.20%, 8/1/23	105,000	111,409
4.35%, 11/1/42	95,000	108,806
4.19%, 10/1/49	20,000	22,786
Dignity Health
3.81%, 11/1/24	92,000	99,222
4.50%, 11/1/42	270,000	319,988
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	20,201
Mercy Health, 3.56%, 8/1/27	270,000	295,534
Ochsner LSU Health System of North Louisiana, 2.51%, 5/15/31	240,000	234,814
Sutter Health, 2.29%, 8/15/30	140,000	141,024
Toledo Hospital (The)
5.33%, 11/15/28	190,000	215,700
5.75%, 11/15/38	75,000	89,668
UnitedHealth Group, Inc., 3.75%, 7/15/25	75,000	82,582
		2,311,285

	Shares/ Principal	Fair Value

Insurance - 0.7%
American International Group, Inc.
4.25%, 3/15/29	$655,000	$749,103
3.40%, 6/30/30	170,000	185,311
Athene Global Funding, 2.50%, 3/24/28(a)	650,000	664,707
Equitable Financial Life Global Funding, 1.40%, 8/27/27(a)	275,000	271,311
Fidelity National Financial, Inc., 3.40%, 6/15/30	50,000	53,641
Nationwide Mutual Insurance Co., 4.35%, 4/30/50(a)	250,000	284,065
Nippon Life Insurance Co., 2.90%, (US 5 Year CMT T-Note + 2.60%), 9/16/51(a),(b)	815,000	802,655
Northwestern Mutual Life Insurance Co. (The), 3.63%, 9/30/59(a)	30,000	32,480
Principal Financial Group, Inc., 3.40%, 5/15/25	150,000	160,958
		3,204,231
Investment Companies - 0.0%†
JAB Holdings BV, 3.75%, 5/28/51(a)	250,000	270,774

Lodging - 0.1%
Genting New York LLC / GENNY Capital, Inc., 3.30%, 2/15/26(a)	600,000	595,275
Hyatt Hotels Corp., 3.12%, (3 Month US Libor + 3.00%), 9/1/22(b)	30,000	30,036
		625,311
Machinery-Diversified - 0.0%†
Westinghouse Air Brake Technologies Corp., 4.40%, 3/15/24	40,000	42,998

Media - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.46%, 7/23/22	175,000	179,448
3.75%, 2/15/28	100,000	109,432
2.30%, 2/1/32	10,000	9,542
5.13%, 7/1/49	52,000	61,035
4.80%, 3/1/50	70,000	78,383
3.70%, 4/1/51	20,000	19,426
3.85%, 4/1/61	215,000	204,676
4.40%, 12/1/61	55,000	57,792
Comcast Corp., 2.89%, 11/1/51(a)	332,000	317,436
Cox Communications, Inc., 4.80%, 2/1/35(a)	275,000	328,407
Discovery Communications LLC
3.95%, 3/20/28	130,000	143,862
4.13%, 5/15/29	55,000	61,401
3.63%, 5/15/30	65,000	70,423
4.65%, 5/15/50	229,000	265,496
4.00%, 9/15/55	136,000	141,741

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Media (continued)
Sky Ltd., 3.75%, 9/16/24(a)	$250,000	$271,655
Walt Disney Co. (The), 3.70%, 9/15/24	50,000	54,098
		2,374,253
Oil & Gas - 0.5%
Aker BP ASA, 4.00%, 1/15/31(a)	360,000	391,159
BG Energy Capital PLC, 4.00%, 10/15/21(a)	200,000	200,299
Equinor ASA
3.00%, 4/6/27	610,000	656,677
3.13%, 4/6/30	40,000	43,476
Hess Corp.
7.30%, 8/15/31	460,000	621,608
5.60%, 2/15/41	145,000	180,832
Qatar Petroleum
2.25%, 7/12/31(a)	210,000	207,984
3.13%, 7/12/41(a)	200,000	199,904
		2,501,939
Pharmaceuticals - 0.2%
AbbVie, Inc.
3.45%, 3/15/22	20,000	20,178
3.85%, 6/15/24	50,000	53,764
3.80%, 3/15/25	550,000	597,238
EMD Finance LLC, 2.95%, 3/19/22(a)	95,000	95,757
		766,937
Pipelines - 0.3%
Eastern Gas Transmission & Storage, Inc., 3.60%, 12/15/24(a)	41,000	44,060
Energy Transfer LP
7.60%, 2/1/24	90,000	100,930
4.95%, 6/15/28	20,000	22,929
Enterprise Products Operating LLC, 3.20%, 2/15/52	50,000	48,141
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	710,000	696,758
Gray Oak Pipeline LLC
2.60%, 10/15/25(a)	144,000	147,565
3.45%, 10/15/27(a)	25,000	26,343
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	111,357
Western Midstream Operating LP, 4.00%, 7/1/22	200,000	203,046
		1,401,129
REITS - 0.2%
American Tower Corp., 5.00%, 2/15/24	31,000	34,060
Brixmor Operating Partnership LP, 2.50%, 8/16/31	210,000	206,657
SBA Tower Trust
3.45%, 3/15/23(a)	155,000	157,115
2.84%, 1/15/25(a)	100,000	103,706
1.88%, 1/15/26(a)	95,000	96,412

	Shares/ Principal	Fair Value

REITS (continued)
1.63%, 11/15/26(a)	$115,000	$114,757
Scentre Group Trust 1 / Scentre Group Trust 2, 3.63%, 1/28/26(a)	273,000	296,002
		1,008,709
Savings & Loans - 0.0%†
Nationwide Building Society, 3.62%, (3 Month US Libor + 1.18%), 4/26/23(a),(b)	200,000	203,473

Semiconductors - 0.3%
Broadcom, Inc.
4.70%, 4/15/25	600,000	668,262
4.30%, 11/15/32	50,000	55,963
Marvell Technology, Inc., 4.20%, 6/22/23(a)	20,000	21,117
Microchip Technology, Inc., 0.97%, 2/15/24(a)	530,000	530,268
		1,275,610
Software - 0.2%
Oracle Corp.
1.65%, 3/25/26	60,000	60,851
3.25%, 11/15/27	230,000	249,429
3.60%, 4/1/50	195,000	194,765
3.95%, 3/25/51	335,000	354,995
3.85%, 4/1/60	70,000	70,937
		930,977
Telecommunications - 0.6%
AT&T, Inc.
2.55%, 12/1/33	266,000	261,319
3.10%, 2/1/43	280,000	267,840
3.65%, 6/1/51	20,000	20,262
3.30%, 2/1/52	335,000	323,534
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 4.74%, 3/20/25(a)	358,750	383,145
Verizon Communications, Inc.
2.36%, 3/15/32(a)	1,034,000	1,021,783
4.52%, 9/15/48	139,000	170,180
4.67%, 3/15/55	53,000	66,256
2.99%, 10/30/56	160,000	148,564
		2,662,883
Transportation - 0.0%†
Union Pacific Corp., 3.75%, 2/5/70	90,000	100,843

Trucking & Leasing - 0.3%
DAE Funding LLC, 1.55%, 8/1/24(a)	500,000	495,430
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.38%, 2/1/22(a)	200,000	200,959
4.88%, 7/11/22(a)	50,000	51,680
2.70%, 11/1/24(a)	110,000	115,460

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Trucking & Leasing (continued)
3.95%, 3/10/25(a)	$345,000	$373,756
		1,237,285
Total Corporate Bonds and Notes (Cost - $55,038,990)		56,570,044
U.S. Treasury Securities - 8.6%

U.S. Treasury Note
0.13%, 3/31/23	2,165,000	2,162,970
0.13%, 5/15/23	455,000	454,324
0.13%, 7/31/23	130,000	129,716
0.13%, 10/15/23	280,000	278,994
0.13%, 1/15/24	500,000	497,285
0.25%, 3/15/24	2,315,000	2,306,771
0.25%, 5/15/24	260,000	258,710
2.00%, 6/30/24	300,000	312,504
0.38%, 8/15/24	175,000	174,344
0.38%, 4/30/25	100,000	98,863
2.13%, 5/15/25	110,000	115,577
0.25%, 5/31/25	275,000	270,273
0.25%, 7/31/25	1,190,000	1,166,851
0.25%, 8/31/25	1,795,000	1,757,698
0.25%, 9/30/25	1,225,000	1,198,299
0.38%, 11/30/25	375,000	367,720
0.38%, 12/31/25	1,550,000	1,518,213
0.38%, 1/31/26	515,000	503,754
0.75%, 3/31/26	475,000	471,475
0.75%, 4/30/26	415,000	411,644
0.75%, 5/31/26	1,265,000	1,253,882
0.88%, 6/30/26	1,465,000	1,459,220
0.63%, 7/31/26	2,215,000	2,178,660
1.88%, 7/31/26	100,000	104,293
0.75%, 8/31/26	325,000	321,369
1.63%, 10/31/26	385,000	396,610
1.75%, 12/31/26	100,000	103,633
1.25%, 3/31/28	1,290,000	1,289,093
1.25%, 5/31/28	260,000	259,411
1.25%, 6/30/28	265,000	264,224
1.13%, 2/15/31	285,000	275,782
1.63%, 5/15/31	230,000	232,408
1.25%, 8/15/31	295,000	287,487

U.S. Treasury Bond
1.88%, 2/15/41	1,100,000	1,073,531
2.25%, 5/15/41	2,810,000	2,915,375
4.38%, 5/15/41	100,000	139,797
1.75%, 8/15/41	1,020,000	972,666
3.13%, 11/15/41	80,000	95,072
3.38%, 5/15/44	675,000	837,211
3.00%, 11/15/44	610,000	714,558
2.50%, 2/15/45	3,295,000	3,550,491
2.88%, 8/15/45	545,000	627,048
2.50%, 5/15/46	805,000	869,054

	Shares/ Principal	Fair Value
U.S. Treasury Securities (continued)

3.00%, 5/15/47	$470,000	$556,216
2.75%, 8/15/47	420,000	475,535
2.75%, 11/15/47	597,000	676,592
3.13%, 5/15/48	140,000	169,930
2.00%, 2/15/50	250,000	244,912
1.38%, 8/15/50	620,000	521,672
1.63%, 11/15/50	985,000	882,306
1.88%, 2/15/51	770,000	732,222
2.38%, 5/15/51	820,000	872,531
2.00%, 8/15/51	1,040,000	1,019,038

U.S. Treasury Strip Principal, 0.00%, 5/15/50 (c)	300,000	162,771

Total U.S. Treasury Securities (Cost - $40,045,187)		40,990,585
Agency Mortgage Backed Securities - 7.6%
Federal Home Loan Mortgage Corporation - 0.2%
Freddie Mac Gold Pool
3.00%, 9/1/28	4,272	4,495
2.50%, 10/1/28	7,663	7,992
2.50%, 12/1/31	41,958	43,827
3.50%, 11/1/34	42,150	45,317
3.00%, 2/1/43	23,232	24,772
3.50%, 10/1/43	12,534	13,551
4.00%, 8/1/44	7,537	8,243
3.00%, 11/1/46	708,641	759,155
3.00%, 12/1/46	189,420	202,898
		1,110,250
Federal National Mortgage Association - 5.6%
Fannie Mae Pool
3.07%, 2/1/25	70,000	74,534
2.47%, 5/1/25	138,598	145,699
2.68%, 5/1/25	302,406	320,062
2.99%, 10/1/25	103,227	110,641
3.09%, 10/1/25	49,436	53,074
2.50%, 4/1/28	11,151	11,623
3.00%, 10/1/28	6,589	6,930
2.50%, 2/1/30	22,393	23,378
2.50%, 6/1/30	54,303	56,706
2.50%, 10/1/31	111,890	116,872
2.50%, 12/1/31	51,071	53,337
3.00%, 7/1/43	37,041	39,336
4.00%, 11/1/43	16,206	17,839
3.00%, 1/1/46	920,588	969,367
4.00%, 1/1/46	220,433	235,994
4.00%, 2/1/46	237,510	258,626
3.00%, 10/1/46	977,744	1,046,761
Federal National Mortgage Association
1.50%, 10/1/36(d)	1,127,500	1,137,894
2.00%, 10/1/36(d)	1,300,000	1,338,187

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value

Federal National Mortgage Association (continued)
1.50%, 11/1/36(d)	$1,125,000	$1,134,360
2.00%, 10/1/51(d)	3,820,000	3,827,163
2.50%, 10/1/51(d)	6,163,000	6,349,816
3.00%, 10/1/51(d)	995,000	1,040,708
4.50%, 10/1/51(d)	850,000	919,195
2.00%, 11/1/51(d)	3,030,000	3,030,000
2.50%, 11/1/51(d)	3,035,000	3,120,952
3.00%, 11/1/51(d)	1,110,000	1,159,690
		26,598,744
Government National Mortgage Association - 1.8%
Ginnie Mae
2.00%, 10/20/51(d)	600,000	608,063
2.50%, 10/20/51(d)	1,375,000	1,418,398
2.00%, 11/20/51(d)	1,175,000	1,188,770
2.50%, 11/20/51(d)	675,000	695,118
3.00%, 11/20/51(d)	1,075,000	1,120,813
Ginnie Mae II Pool
3.00%, 12/20/42	19,154	20,437
3.50%, 7/20/43	20,747	22,231
4.00%, 12/20/44	7,090	7,762
4.00%, 8/20/48	21,652	23,201
4.00%, 9/20/48	47,841	51,137
4.00%, 10/20/48	20,948	22,399
Government National Mortgage Association
3.00%, 10/20/51(d)	1,075,000	1,122,703
4.00%, 10/20/51(d)	1,610,000	1,708,109
4.50%, 10/20/51(d)	350,000	371,602
		8,380,743
Total Agency Mortgage Backed Securities (Cost - $35,924,316)		36,089,737
Asset Backed and Commercial Backed Securities - 4.5%

Affirm Asset Securitization Trust 2020-Z1, 1.07%, 8/15/25 (a)	166,900	167,269

Affirm Asset Securitization Trust 2021-A, 0.88%, 8/15/25 (a)	140,000	140,203

Affirm Asset Securitization Trust 2021-B, 1.03%, 8/17/26 (a)	195,000	195,241

Aligned Data Centers Issuer LLC, 1.94%, 8/15/46 (a)	325,000	326,196

Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (a),(e)	42,203	42,736

Angel Oak Mortgage Trust I LLC 2019-2, 3.63%, 3/25/49 (a),(e)	32,391	32,902

Arbor Multifamily Mortgage Securities Trust 2021-MF3, 2.57%, 10/1/54 (a)	300,000	308,516

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

ARI Fleet Lease Trust 2018-B, 3.22%, 8/16/27 (a)	$17,536	$17,584

Avery Point IV CLO Ltd., 1.73%, (3 Month US Libor + 1.60%), 4/25/26 (a),(b)	25,845	25,854

Banc of America Commercial Mortgage Trust 2015-UBS7, 3.71%, 9/15/48	155,000	167,620

BANK 2021-BNK35, 2.29%, 6/1/64	360,000	364,061

Battalion CLO XX Ltd., 1.89%, (3 Month US Libor + 1.75%), 7/15/34 (a),(b)	500,000	500,429

Bayview Koitere Fund Trust 2017-RT4, 3.50%, 7/28/57 (a),(e)	104,301	105,444

Bayview Koitere Fund Trust 2017-SPL3, 4.00%, 11/28/53 (a),(e)	49,480	50,352

Bayview Opportunity Master Fund IVa Trust 2017-SPL1, 4.00%, 10/28/64 (a),(e)	71,974	73,219

Bayview Opportunity Master Fund IVa Trust 2017-SPL5, 3.50%, 6/28/57 (a),(e)	67,178	67,749

Bayview Opportunity Master Fund IVb Trust 2017-SPL4, 3.50%, 1/28/55 (a),(e)	49,742	50,379

BFLD Trust 2020-OBRK, 2.13%, (1 Month US Libor + 2.05%), 11/15/28 (a),(b)	180,000	181,780

BlueMountain CLO 2012-2 Ltd., 1.58%, (3 Month US Libor + 1.45%), 11/20/28 (a),(b)	275,000	274,297

BlueMountain CLO XXXII Ltd., 1.25%, (3 Month US Libor + 1.17%), 10/15/34 (a),(b)	270,000	270,092

BXHPP Trust 2021-FILM
0.73%, (1 Month US Libor + 0.65%), 8/15/36(a),(b)	185,000	185,089
0.98%, (1 Month US Libor + 0.90%), 8/15/36(a),(b)	155,000	155,074

Canadian Pacer Auto Receivables Trust 2018-2, 3.27%, 12/19/22 (a)	2,467	2,474

Castlelake Aircraft Structured Trust 2019-1, 3.97%, 4/15/39 (a)	185,678	185,676

CF Hippolyta LLC
1.69%, 7/15/60(a)	262,814	265,845
1.53%, 3/15/61(a)	99,414	100,032

Chesapeake Funding II LLC
3.23%, 8/15/30(a)	57,907	58,073
0.87%, 8/16/32(a)	113,584	114,081

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Citigroup Commercial Mortgage Trust 2019-SMRT, 4.15%, 1/1/36 (a)	$100,000	$107,639

Columbia Cent CLO 31 Ltd., 1.68%, (3 Month US Libor + 1.55%), 4/20/34 (a),(b)	150,000	148,767

COMM 2013-CCRE8 Mortgage Trust, 3.33%, 6/10/46	12,416	12,643

Countrywide Asset-Backed Certificates, 0.46%, (1 Month US Libor + 0.37%), 4/25/36 (b)	67,062	65,696

Credit Acceptance Auto Loan Trust 2020-3, 1.24%, 10/15/29 (a)	420,000	423,703

DB Master Finance LLC
3.79%, 5/20/49(a)	68,600	68,979
4.02%, 5/20/49(a)	63,700	66,269

Domino's Pizza Master Issuer LLC
2.66%, 4/25/51(a)	139,650	143,556
3.15%, 4/25/51(a)	199,500	210,274

Enterprise Fleet Financing 2019-1 LLC, 2.98%, 10/20/24 (a)	42,354	42,526

Fannie Mae Connecticut Avenue Securities
4.99%, (1 Month US Libor + 4.90%), 11/25/24(b)	59,921	61,716
4.34%, (1 Month US Libor + 4.25%), 1/25/29(b)	107,995	112,140
2.29%, (1 Month US Libor + 2.20%), 1/25/30(b)	127,348	130,115

Fannie Mae Multifamily Remic Trust 2015-M12, 2.79%, 5/25/25 (e)	408,590	434,539

Fannie Mae REMICS
3.50%, 6/25/44	99,026	103,517
3.00%, 1/25/45	286,297	300,984
3.00%, 10/25/45	897,235	943,015
3.00%, 12/25/45	300,125	315,065
3.50%, 2/25/48	208,708	220,345
2.50%, 3/25/53	224,747	230,174
3.00%, 12/25/54	600,681	629,839
3.50%, 12/25/58	71,537	77,417

Fannie Mae-Aces, 0.49%, (1 Month US Libor + 0.40%), 10/25/24 (b)	25,258	25,251

FBR Securitization Trust, 0.77%, (1 Month US Libor + 0.68%), 10/25/35 (b)	7,507	7,283

FirstKey Homes 2021-SFR1 Trust, 1.54%, 8/1/38 (a)	395,000	393,471

Flagstar Mortgage Trust 2018-3, 4.00%, 5/1/48 (a),(e)	130,099	133,504

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/1/41 (a),(e)	$195,000	$197,483

Ford Credit Auto Lease Trust 2021-A, 0.78%, 9/15/25	130,000	130,175

Ford Credit Auto Owner Trust 2021-REV1, 1.61%, 10/17/33 (a)	100,000	99,699

Freddie Mac REMICS
2.00%, 7/15/31	27,311	27,683
1.75%, 3/15/41	53,766	54,175
1.75%, 9/15/42	359,416	364,699
1.50%, 10/15/42	29,987	30,296
3.00%, 6/15/45	417,884	434,066
3.00%, 7/15/47	257,531	269,354

Freddie Mac STACR REMIC Trust 2021-DNA1, 0.70%, (SOFR + 0.65%), 1/25/51(a),(b)	87,768	87,778

Freddie Mac Structured Agency Credit Risk Debt Notes
5.09%, (1 Month US Libor + 5.00%), 12/25/28(b)	183,459	191,809
2.59%, (1 Month US Libor + 2.50%), 3/25/30(b)	295,000	302,576
0.85%, (SOFR + 0.80%), 8/25/33(a),(b)	162,838	162,838

FREMF 2013-K24 Mortgage Trust, 3.63%, 11/25/45 (a),(e)	35,000	35,911

FREMF 2015-K44 Mortgage Trust, 3.80%, 1/25/48 (a),(e)	65,000	69,575

FREMF 2015-K46 Mortgage Trust, 3.82%, 4/25/48 (a),(e)	35,000	37,695

FREMF 2015-K50 Mortgage Trust, 3.91%, 10/25/48 (a),(e)	45,000	48,689

FREMF 2016-K55 Mortgage Trust, 4.30%, 4/25/49 (a),(e)	55,000	60,839

FREMF 2017-K725 Mortgage Trust, 4.01%, 2/25/50 (a),(e)	35,000	37,665

FREMF 2018-K733 Mortgage Trust, 4.22%, 9/25/25 (a),(e)	230,000	252,195

FREMF 2019-K99 Mortgage Trust, 3.77%, 10/25/52 (a),(e)	175,000	190,533

FREMF 2020-K104 Mortgage Trust, 3.66%, 2/25/52 (a),(e)	180,000	193,464

Government National Mortgage Association
0.69%, (1 Month US Libor + 0.60%), 5/20/65(b)	57,245	57,071
0.71%, (1 Month US Libor + 0.62%), 8/20/65(b)	64,327	64,170

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

0.79%, (1 Month US Libor + 0.70%), 10/20/65(b)	$201	$202
1.09%, (1 Month US Libor + 1.00%), 12/20/65(b)	58,888	59,451

GreatAmerica Leasing Receivables Funding LLC Series 2018-1, 2.83%, 6/17/24 (a)	24,982	25,039

GSR Mortgage Loan Trust 2005-AR6, 2.86%, 9/1/35 (e)	5,539	5,413

Horizon Aircraft Finance III Ltd., 3.43%, 11/15/39 (a)	230,555	229,936

KKR Clo 16 Ltd.
1.38%, (3 Month US Libor + 1.25%), 1/20/29(a),(b)	188,163	188,163
1.34%, (3 Month US Libor + 1.21%), 10/20/34(a),(b)	250,000	250,026

Life 2021-BMR Mortgage Trust, 0.78%, (1 Month US Libor + 0.70%), 3/15/38 (a),(b)	100,000	100,089

Madison Park Funding XVIII Ltd., 1.32%, (3 Month US Libor + 1.19%), 10/21/30 (a),(b)	565,000	565,180

Magnetite VII Ltd., 0.93%, (3 Month US Libor + 0.80%), 1/15/28 (a),(b)	528,520	529,007

Magnetite XVIII Ltd., 1.62%, (3 Month US Libor + 1.50%), 11/15/28 (a),(b)	360,000	360,426

Magnetite XXIX Ltd., 1.53%, (3 Month US Libor + 1.40%), 1/15/34 (a),(b)	250,000	250,014

Mercury Financial Credit Card Master Trust, 1.54%, 3/20/26 (a)	135,000	135,173

METLIFE SECURITIZATION TRUST, 3.00%, 4/25/55 (a),(e)	66,736	68,220

Mill City Mortgage Loan Trust 2016-1, 2.50%, 4/1/57 (a),(e)	5,775	5,771

Mill City Mortgage Loan Trust 2017-3, 2.75%, 1/25/61 (a),(e)	62,658	63,614

MMAF Equipment Finance LLC 2016-A, 2.21%, 12/15/32 (a)	140,000	142,127

New Residential Mortgage Loan Trust 2017-3, 4.00%, 4/25/57 (a),(e)	95,357	101,398

New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/1/59 (a),(e)	71,098	73,496

Octagon Investment Partners XVII LTD, 1.53%, (3 Month US Libor + 1.40%), 1/25/31 (a),(b)	250,000	250,001

OneMain Direct Auto Receivables Trust 2018-1, 3.43%, 12/16/24 (a)	53,145	53,252

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

RR 16 Ltd., 1.73%, (3 Month US Libor + 1.65%), 7/15/36 (a),(b)	$250,000	$250,222
SCF Equipment Leasing 2021-1 LLC, 0.83%, 8/21/28 (a)	$455,000	$453,865

Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	148,186	155,297

Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/1/60	698,427	722,152

SFAVE Commercial Mortgage Securities Trust 2015-5AVE, 4.14%, 1/5/43 (a),(e)	100,000	105,334

Shackleton 2015-VIII CLO Ltd., 1.05%, (3 Month US Libor + 0.92%), 10/20/27 (a),(b)	228,532	228,544

SoFi Consumer Loan Program 2021-1 Trust, 0.49%, 9/25/30 (a)	135,000	134,990

Sonic Capital LLC, 2.19%, 8/20/51 (a)	170,000	170,090

SOUND POINT CLO III-R Ltd., 1.08%, (3 Month US Libor + 0.95%), 4/15/29 (a),(b)	500,000	498,929

Structured Adjustable Rate Mortgage Loan Trust
2.44%, 2/1/34(e)	3,181	2,862
2.65%, 9/1/34(e)	3,508	3,280

Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS, 0.39%, (1 Month US Libor + 0.30%), 10/25/35 (b)	3,080	2,988

Taco Bell Funding LLC
1.95%, 8/25/51(a)	150,000	149,867
2.29%, 8/25/51(a)	140,000	139,687

Towd Point Mortgage Trust 2016-3, 2.25%, 4/25/56 (a),(e)	12,890	12,915

Towd Point Mortgage Trust 2017-1, 2.75%, 10/1/56 (a),(e)	61,306	62,030

Towd Point Mortgage Trust 2017-2, 2.75%, 4/1/57 (a),(e)	21,392	21,601

Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (a),(e)	89,070	91,388

Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (a),(e)	38,802	39,516

Vantage Data Centers Issuer LLC, 3.19%, 7/15/44 (a)	186,042	191,960

Vantage Data Centers LLC, 1.65%, 9/15/45 (a)	265,000	264,205

Wellfleet CLO X Ltd., 1.92%, (3 Month US Libor + 1.75%), 7/20/32 (a),(b)	250,000	250,101

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

	Shares/ Principal	Fair Value
Asset Backed and Commercial Backed Securities (continued)

Wells Fargo Commercial Mortgage Trust 2015-NXS1, 3.15%, 5/15/48	$250,000	$266,350
Wells Fargo Commercial Mortgage Trust 2017-C38, 3.45%, 7/15/50	400,000	438,504

Total Asset Backed and Commercial Backed Securities (Cost - $21,008,943)		21,349,807
Municipal Bonds - 0.8%

Chicago O'Hare International Airport, 6.40%, 1/1/40	30,000	45,096

Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.30%, 12/1/21	35,000	35,333
6.30%, 12/1/21	20,000	20,190
6.90%, 12/1/40	120,000	169,673
6.90%, 12/1/40	80,000	113,217

Chicago Transit Authority Sales Tax Receipts Fund, 1.84%, 12/1/23	100,000	102,270

County of Broward FL Airport System Revenue, 3.48%, 10/1/43	40,000	42,078

County of Sacramento CA, 5.73%, 8/15/23	315,000	333,184

Foothill-Eastern Transportation Corridor Agency
4.09%, 1/15/49	15,000	15,816
3.92%, 1/15/53	155,000	163,327

Golden State Tobacco Securitization Corp.
2.75%, 6/1/34	10,000	10,127
3.29%, 6/1/42	20,000	20,250
3.00%, 6/1/46	45,000	45,818

Illinois Municipal Electric Agency, 6.83%, 2/1/35	195,000	254,422

Kansas Development Finance Authority, 5.37%, 5/1/26	90,000	100,548

Long Island Power Authority, 3.88%, 9/1/24	120,000	130,425

Metropolitan Transportation Authority
6.20%, 11/15/26	10,000	11,469
6.67%, 11/15/39	80,000	114,725
6.81%, 11/15/40	180,000	262,737
5.18%, 11/15/49	115,000	156,954

Municipal Electric Authority of Georgia, 6.64%, 4/1/57	210,000	315,311

New Jersey Transportation Trust Fund Authority, 2.55%, 6/15/23	30,000	30,922

New York State Urban Development Corp.
2.10%, 3/15/22	135,000	136,150
1.83%, 3/15/29	40,000	39,984

	Shares/ Principal	Fair Value
Municipal Bonds (continued)

Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	$270,000	$346,719
Port Authority of New York & New Jersey, 3.18%, 7/15/60	190,000	191,343

Sales Tax Securitization Corp., 4.79%, 1/1/48	280,000	357,265

State of Illinois, 5.10%, 6/1/33	370,000	431,252

University of California, 1.61%, 5/15/30	20,000	19,376

Total Municipal Bonds (Cost - $3,628,492)		4,015,981
Sovereign Debts - 0.4%

Chile Government International Bond, 2.55%, 7/27/33	820,000	799,287

Japan Finance Organization for Municipalities, 2.13%, 10/25/23 (a)	200,000	206,675

Mexico Government International Bond, 4.28%, 8/14/41	315,000	320,512

Panama Government International Bond, 2.25%, 9/29/32	255,000	239,499

Qatar Government International Bond, 3.38%, 3/14/24 (a)	200,000	212,668

Saudi Government International Bond, 2.88%, 3/4/23 (a)	330,000	340,091

Total Sovereign Debts (Cost - $2,123,461)		2,118,732
Exchange Traded Funds - 0.3%
Equity Funds - 0.3%
SPDR S&P 500 ETF Trust (Cost - $1,394,914)	3,176	1,362,949
Short-Term Investments - 11.2%
Money Market Funds - 11.2%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f)	36,385,031	36,385,031
Dreyfus Government Cash Management, 0.03%(f)	17,096,279	17,096,279

Total Short-Term Investments (Cost - $53,481,310)		53,481,310
Total Investments - 106.7% (Cost - $397,897,614)		$508,950,312
Other Assets Less Liabilities - Net (6.7)%		(32,176,299)
Total Net Assets - 100.0%		$476,774,013

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2021, these securities amounted to $38,590,470 or 8.1% of net assets.
(b)	Variable rate security. The rate shown is the rate in effect at period end.
(c)	Rate shown represents discount rate at the time of purchase.
(d)	When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.
(e)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
CMT	-	Treasury Constant Maturity Rate
Libor	-	London Interbank Offer Rate
PLC	-	Public Limited Company
REMIC	-	Real Estate Mortgage Investment Conduit
SOFR	-	Secured Overnight Financing Rate
STRIP	-	Separate trading of registered interest and principal of securities

Global Atlantic Wellington Research Managed Risk Portfolio
Portfolio of Investments (Unaudited) (Continued)

September 30, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 5 Year Note Future	Credit Suisse	32	12/31/2021	$3,927,750	$(23,441)
Short Futures Contracts
U.S. 10 Year Ultra Future	Credit Suisse	22	12/21/2021	3,195,500	54,172
TOTAL NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$30,731